Share Based Compensation (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
providers and advisers [Member]
Share Based Compensation (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Outstanding at beginning of year	18,266	10,000
Granted		22,500
Vested	5,417	1,666
Outstanding as ending of year	12,849	30,834
Vested as of June 30, 2023	19,651	1,666
employees and directors [Member]
Share Based Compensation (Details) - Schedule of RSUs to Services Providers and Advisers Outstanding [Line Items]
Outstanding at beginning of year	1,727,842	2,002,587
Granted		826,854
Forfeited	(23,889)
Vested	(649,498)	747,579
Outstanding as ending of year	1,054,455	2,081,862
Vested as of June 30, 2023	2,531,072	1,403,180